Commitments and Contingencies (Details) - CAD ($) $ in Millions	Jan. 04, 2021	Jun. 15, 2020	Mar. 31, 2024	Mar. 31, 2023
Disclosure of contingent liabilities [line items]
Legal proceedings provision			$ 2.3	$ 1.0
Current legal proceedings provision			0.0	$ 1.0
Next 12 months
Disclosure of contingent liabilities [line items]
Capital commitments and purchase commitments			$ 3.2
Claim of breach of obligations under term sheet
Disclosure of contingent liabilities [line items]
Damages sought		$ 18.0
Legal proceedings contingent liability, unpaid rent
Disclosure of contingent liabilities [line items]
Damages sought	$ 8.9
Legal proceedings contingent liability, unpaid rent, rent in arrears and costs
Disclosure of contingent liabilities [line items]
Damages sought	0.4
Legal proceedings contingent liability, unpaid rent, loss of remaining rent
Disclosure of contingent liabilities [line items]
Damages sought	$ 8.5